Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended				5 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended			6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 [PiraeusBankExCpbCreditFacilitiesMember]	Dec. 31, 2013 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2012 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2011 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Apr. 10, 2013 [PiraeusBankExCpbReducingRevolvingCreditFacilityVesselAfricanOryxSaleMember]	Dec. 31, 2012 [PiraeusBankExCpbReducingRevolvingCreditFacilityAddendumNoFourMember]	Dec. 31, 2013 [PiraeusBankExCpbTermFacilityMember]	Dec. 31, 2012 [PiraeusBankExCpbTermFacilityMember]	Dec. 31, 2011 [PiraeusBankExCpbTermFacilityMember]	Jun. 02, 2010 [PiraeusBankExCpbTermFacilityAddendumNoThreeMember]	Feb. 15, 2012 [PiraeusBankExCpbTermFacilityVesselAfricanZebraSaleMember]	Dec. 31, 2014 [SaleOfFourVesselsUnderPiraeusBankExCpbCreditFacilitiesMember]	Dec. 31, 2014 [SaleOfFourVesselsUnderPiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2014 [SaleOfFourVesselsUnderPiraeusBankExCpbTermFacilityMember]	Jan. 29, 2013 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Dec. 31, 2012 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Dec. 31, 2011 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Jan. 31, 2012 [DvbLoanFacilityMaritimeFreewayShippingLimitedMember]	Jan. 31, 2012 [DvbLoanFacilityMaritimeFiestaShippingLimitedMember]	Jan. 31, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityNewMember]	Jul. 19, 2013 [SaleOfThreeSubsidiariesUnderUobFacilityMember]	Jul. 19, 2013 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2012 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2011 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2012 [UobLoanFacilitySubordinatedFacilityMember]
Debt Instrument [Line Items]
Maximum borrowing capacity under facilities				$ 255,000						$ 165,000
Loan arrangement fee				2,550
Piraeus Bank reducing revolving credit facility	40,929	44,800			40,929	44,800	48,000
Debt Instrument Interest Rate Terms					USD Libor plus 4.50% per annum					USD Libor plus 1.5% per annum if the Company's ratio of total assets to total liabilities is greater than 165%, which is to be increased to 1.75% if the ratio is equal or less than 165%.			USD Libor plus 3.5% per annum
Facility addendum expiration date													January 3, 2012
Gross proceeds from vessel sales								4,073						4,100
RepaymentsOfSecuredDebt	5,246	98,816	53,145					3,871	3,200					4,018							6,765	1,435
Debt facility additional information																		The applicable margin was USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan. Final quarterly installment and ballon payment due on October 2015.							The applicable margin was USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan. Quarterly installments plus ballon payments through May 2016.
Longterm Debt Weighted Average Interest Rate					5.04%	4.92%	4.26%			4.54%	4.39%	3.79%						2.89%	3.12%	2.92%					3.21%	3.24%	3.06%
Defaulted debt interest payments					2,910	565				6,375	1,070
Defaulted capital installments payments										3,200
Debt instrument number of periodic payments																		16
Net proceeds from vessel sales	3,998	58,933	0
Percentage of ownership interest in subsidiary		100.00%
Number of vessels financed by facility																		4							3
UOB subordinated loan facility																												10,821
Agreement date for sale of subsidiaries																							January 25, 2013	May 6, 2013
Date of sale of subsidiaries																							January 29, 2013	July 19, 2013
Agreement date for sale of vessels															February 12, 2014
Closing date of delivery and settlment agreement															March 11, 2014
Outstanding debt and accrued interest discharged																$ 44,369	$ 101,228
Percentage in subsidiary sold																								100.00%